Discontinued operations and assets held for sale - Narrative (Details) - GBP (£)						12 Months Ended
		Mar. 31, 2019	May 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Disclosure of subsidiaries [line items]
Derivative assets		£ 1,153,000,000		£ 1,724,000,000		£ 1,153,000,000	£ 1,724,000,000
Impairment charge against investment in Quadgas						43,000,000	213,000,000
Purchase of interests in investments accounted for using equity method						143,000,000	129,000,000	[1]	£ 76,000,000
Net cash (used in)/inflow from operating activities – discontinued operations						(71,000,000)	(207,000,000)	[1]	909,000,000
Net cash flow from investing activities – discontinued operations	[2]					156,000,000	171,000,000	[1]	(680,000,000)
Net cash flow (used in)/from financing activities – discontinued operations						0	(231,000,000)	[1]	1,611,000,000
Proceeds from borrowings						2,932,000,000	1,941,000,000	[1]	2,463,000,000
Repayments of borrowings						£ 1,969,000,000	£ 2,156,000,000	[1]	1,616,000,000
UK Gas Distribution (Cadent)
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed					61.00%		61.00%
Proportion of ownership interest in associate					39.00%	39.00%
Proportion of ownership interest in associate, put/call option equity interest					14.00%
Proportion of ownership interest in associate, excluding put/call option equity interest			25.00%			25.00%
Quadgas HoldCo Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		39.00%				39.00%
Proportion of ownership interest in associate, put/call option equity interest						14.00%	14.00%
Proportion of ownership interest in associate, excluding put/call option equity interest						25.00%
Receivables due from associates		£ 352,000,000		352,000,000		£ 352,000,000	£ 352,000,000
Impairment charge against investment in Quadgas				213,000,000		43,000,000
Purchase of interests in investments accounted for using equity method						2,000,000,000	2,100,000,000
Investments in associates		1,500,000,000		1,600,000,000		1,500,000,000	£ 1,600,000,000
Xoserve Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed							45.00%
Discontinued operations
Disclosure of subsidiaries [line items]
Net cash flow from investing activities – discontinued operations						156,000,000	£ 171,000,000
Net cash flow (used in)/from financing activities – discontinued operations							231,000,000
Proceeds from borrowings									4,800,000,000
Repayments of borrowings									£ 3,200,000,000
Discontinued operations | UK Gas Distribution
Disclosure of subsidiaries [line items]
Net cash (used in)/inflow from operating activities – discontinued operations						(71,000,000)	(207,000,000)
Put, Call Option, Derivatives, RAA And FAA
Disclosure of subsidiaries [line items]
Derivative assets		110,000,000		110,000,000		110,000,000	110,000,000
RAA derivative
Disclosure of subsidiaries [line items]
Derivative assets		0				0
Notional amount		1,087,000,000				1,087,000,000
FAA derivative
Disclosure of subsidiaries [line items]
Derivative assets		110,000,000				110,000,000
Notional amount		£ 739,000,000		£ 739,000,000		£ 739,000,000	£ 739,000,000

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).
[2]	Receipts of dividends from Quadgas HoldCo Limited of £133 million (2018: £144 million) and interest of £23 million (2018: £27 million).